Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of hedging instruments and its cash flow hedges due to maturities (Detail) - Currency swap contract [member]
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	2,579,164,000	2,357,967,000
Not later than one month [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,681,974
Average interest rate in US Dollars	3.38%
Average interest rate in Soles	4.87%
Average exchange rate Soles / US Dollars	3.26
Later than one year and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	897,190,000	1,758,267,000
Average interest rate in US Dollars	3.80%	3.38%
Average interest rate in Soles	5.03%	4.87%
Average exchange rate Soles / US Dollars	3.58	3.26
Later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional		599,700,000
Average interest rate in Soles		1.88%
Average exchange rate Soles / US Dollars		3.24